Summary of Significant Accounting Policies - Accounts Receivable, Allowance for Credit Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, January 1	$ 211	$ 2,310
Adjustments and provision for estimated credit losses	479	276
Write offs and collections of accounts receivable	0	(1,219)
Foreign currency adjustments	10	(59)
Balance, June 30	$ 700	$ 1,308